Related party transactions (Details)					1 Months Ended					1 Months Ended		12 Months Ended										1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 12, 2009 Shanghai Shengran USD ($)	Jun. 12, 2009 Shanghai Shengran CNY	Dec. 31, 2010 Five shareholders USD ($)	Mar. 31, 2009 Five shareholders Shanghai Taomee USD ($)	Mar. 31, 2009 Five shareholders Shanghai Taomee CNY	Dec. 31, 2010 Five shareholders Shanghai Shengran USD ($)	Jun. 30, 2009 Five shareholders Shanghai Shengran USD ($)	May 31, 2012 PE Shanghai Taomee item	Jun. 30, 2009 PE Shanghai Taomee item	Dec. 31, 2012 PE Shanghai Taomee USD ($)	Dec. 31, 2011 PE Shanghai Taomee USD ($)	Dec. 31, 2010 PE Shanghai Taomee USD ($)	Dec. 31, 2012 Taiwan Taomee Shanghai Shengran USD ($) item	Dec. 31, 2012 Taiwan Taomee Shanghai Shengran Online licensing USD ($)	Dec. 31, 2011 Taiwan Taomee Shanghai Shengran Online licensing USD ($)	Dec. 31, 2012 Taiwan Taomee Shanghai Shengran Offline licensing USD ($)	Dec. 31, 2011 Taiwan Taomee Shanghai Shengran Offline licensing USD ($)	Nov. 30, 2011 Qiming Funds USD ($)	Dec. 31, 2012 Chuangyou Shanghai Taomee USD ($)	Nov. 30, 2012 Chuangyou Shanghai Shengran USD ($)	Nov. 30, 2012 Chuangyou Shanghai Shengran CNY
Related party transactions
Amount of pro rata share paid to increase in the registered capital						$ 366,129	2,500,000
Maximum amount of interest-free loans agreed to be provided to shareholders of VIEs			366,129	2,500,000					366,129
Number of agreements										2	2
Amount due to related parties	89,728	66,104						366,129				13,954								52,989
Amount paid to related parties								366,129
Royalties paid to related parties												203,444	173,281	31,208
Licensing fee												200,000	0	0
Amount due from related parties	893,020	202,267													185,053						150,000
Settlement of amount owed from related party					56,114
Number of additional online games licensed															2
Revenues generated from related parties																127,644	245,015	175,500	240,160
Interest-free loan provided by related party																						$ 76,366	480,000